Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 144,524	$ 16,850	$ 18,150
Restricted cash	651	455
Short-term investments	13,287	9,320	8,335
Accounts receivable, net of reserve	15,455	29,081	17,620
Prepaid expense and other current assets	7,833	3,128	4,240
Deferred tax assets	2,486	2,486	419
Total current assets	184,236	61,320	48,764
Property and equipment, net	5,479	6,756	4,939
Capitalized software development costs, net	9,281	5,428	4,269
Intangible assets, net	3,322	3,919
Goodwill	12,505	12,505
Deferred tax assets, non-current		102	469
Other assets	141
Total assets	214,964	90,030	58,441
Current liabilities:
Accounts payable	3,126	3,272	412
Accrued and other current liabilities	18,732	13,921	7,484
Deferred revenue	48,754	51,554	37,293
Total current liabilities	70,612	68,747	45,189
Deferred tax liabilities, non-current	2,134	2,134
Other liabilities, non-current	263	419	1,086
Total liabilities	73,009	71,300	46,275
Commitments and contingencies
Stockholders' equity
Common stock, value	40	16	16
Treasury stock	(3,966)	(3,966)	(16)
Additional paid-in capital	168,432	42,409	36,200
Accumulated deficit	(22,551)	(19,746)	(24,051)
Total stockholders' equity	141,955	18,730	12,166
Total liabilities and stockholders' equity	214,964	90,030	58,441
Series A Convertible Preferred Stock [Member]
Stockholders' equity
Series A convertible preferred stock, value		17	17
Total stockholders' equity		$ 17	$ 17